EATON VANCE INCOME FUND OF BOSTON
               Supplement to Statement of Additional Information
                               Dated February 1, 2003



Effective September 10, 2003, Jessica M. Bibliowicz is no longer a Trustee of Eaton Vance Income Fund of Boston.





September 12, 2003